Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
Note 14 - Supplemental Cash Flow Information

2011

During the year ended December 31, 2011, we granted options to acquire up to 600,000 shares of our common stock valued at $389,000 to two consultants in consideration of consulting services to be rendered by the consultants over a one-year period pursuant to a written consulting agreement. For the year ended December 31, 2011, the value of options is being recognized over the contract period and  $364,000 was included in stock based compensation.

During the year ended December 31, 2011 we issued 135,369 shares our common stock to an individual for interest owed on a debt obligation, valued at $81,221 which was accrued at December 31, 2010.

During the year ended December 31, 2011 we acquired 414,172 IDI common share equivalents in exchange for 27,611 shares of our common stock valued at $10,760 which was expensed to research and development.

During the year ended December 31, 2011, we recognized $1,483,868 in depreciation and amortization expense from the following: (i) $798,677 related to cost of sales for equipment used directly by or for customers, (ii) $675,040 related to equipment other property and equipment, and (iii) $10,151 for patent amortization.

For the year ended December 31, 2011, an aggregate non-cash expense of $340,377 was recorded for the accretion of our convertible notes of which (i) $333,336 was related to our unsecured convertible note and (ii) $7,041 was for our bridge loan.

On March 21, 2011, the Company, converted $784,292 of its short-term debt into equity through the issuance of common stock and warrants to two lenders at the same unit pricing as the Equity Financing. In consideration of converting the short- term loans on the basis of $1.20 for two shares of common stock plus one warrant at an exercise price of $1.00, the Company issued 1,307,153 shares of common stock and warrants to acquire up to 653,576 shares of common stock, which warrants have a five year term and are exercisable at $1.00 per share. The $784,292 above is net of expense and includes $109,292 of interest of which $89,658 was accrued in the year ended December 31, 2010 and $19,634 which was included as interest expense for the year ended December 31, 2011. The Company's objective for converting the short-term debt into equity is to conserve cash for further market development.

In March 2011, we granted to the holder of our senior unsecured convertible note a warrant to acquire 400,000 shares of our common stock at an exercise price of $.05 per share in consideration of a waiver of the holder's reset provision that allowed us to convert certain short terms loans to equity without causing an adjustment in the conversion price of our senior note.  The warrants had a 5-year life from the date of grant, contained full-ratchet anti-dilution price protection provisions and were valued at $404,000 using a Black Scholes pricing model on the date of grant. During the year ended December 31, 2011, the warrant holder exercised these warrants using a cashless provision resulting in the company issuing 372,272 shares of our common stock

2010

During the year ended December 31, 2010, we issued 458,974 shares of our common stock valued in aggregate at $437,501 to three companies and three individuals for consulting services rendered the expense for which is included in our general and administrative expense.

During the year ended December 31, 2010, we issued 200,000 shares our common stock valued at $216,000 to a corporation for the purchase of a H.264 codec software license to be used in our CodecSys product development. We have included it as an asset on our balance sheet and will amortize it as part of cost of sales.

During the year ended December 31, 2010, we acquired 67,000 IDI common share equivalents in exchange for 4,467 shares of our common stock valued at $4,024 which was expensed to research and development.

During the year ended December 31, 2010, we recognized $1,572,934 in depreciation and amortization expense from the following: (i) $806,321 related to cost of sales for equipment used directly by or for customers, (ii) $756,610 related to equipment other property and equipment, and (iii) $10,003 for patent amortization.

For the year ended December 31, 2010, an aggregate non-cash expense of $4,193,684 was recorded for the accretion of our convertible notes of which (i) $4,078,631 was related to our the senior unsecured convertible 6.25% note (ii) $7,168 is for our unsecured convertible note and (iii) $107,885 was for unsecured 3%convertible notes.

During the year ended December 31, 2010, we issued 3,000,000 and 150,000 shares our common stock valued at $3,290,000 and $135,000 to our senior secured 6.25% convertible note holder and unsecured convertible note holder, respectively as part of amendment and extension agreements.

During the year ended December 31, 2010 we issued 35,000 shares of our common stock to two individuals for the settlement of restricted stock units which had been awarded in 2009.

On December 24, 2010, we closed on the debt restructuring of our senior secured 6.25% note and issued 800,000 shares of common stock to Castlerigg in satisfaction of an obligation under a prior loan amendment.

On December 24, 2010, we closed on our equity financing and issued 600,000 shares our common stock to ten individuals of Philadelphia Brokerage Corporation as part of the commission due for services rendered. During the year ended December 31, 2010 we issued an aggregate of 1,758,282 shares of our common stock of which 1,590,049 shares was for debt conversions and 168,223 shares were for interest conversion. The 1,590,019 shares valued at $1,567,500 was for three individuals and one corporation. The 168,233 valued at $104,964 was for interest on the above mentioned notes valued at $10,075 with the remaining $94,889 for interest owed our unsecured convertible note holder.

We paid no cash for income taxes during the years ended December 31 2011 and 2010.